Segmented information - Information on Operations by Geographic Area (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Revenue	$ 1,624,921	$ 1,648,463
Property, plant and equipment	7,231,664	6,393,558
Intangible assets	47,616	54,994
Canada
Segment Reporting Information [Line Items]
Revenue	87,226	70,358
Property, plant and equipment	752,016	415,979
Intangible assets	23,795	23,994
United States
Segment Reporting Information [Line Items]
Revenue	1,537,695	1,578,105
Property, plant and equipment	6,479,648	5,977,579
Intangible assets	$ 23,821	$ 31,000